CONTINUANCE OF OPERATIONS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income (loss) attributable to Xtra-Gold Resources Corp.	$ 1,306,183	$ 355,855	$ (480,884)
Deficit accumulated	(26,921,347)	$ (28,227,530)	$ (28,583,385)
Working capital	$ 2,634,750